Acquisitions - Schedule of Consideration for Acquisition, Net Assets Acquired and Goodwill (Details) - Reflexivity LLC [Member]	Jun. 30, 2026 USD ($)
Purchase price consideration paid:
Cash consideration	$ 816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Purchase price consideration paid	1,639,000
Fair value of assets and liabilities assumed:
Cash	271,408
Prepaid expenses	12,473
Goodwill	2,907,440
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Total net assets acquired	$ 1,639,000